Cover	Jun. 23, 2020
Cover [Abstract]
Document Type	8-K/A
Amendment Flag	false
Document Period End Date	Jun. 23, 2020
Entity File Number	001-36471
Entity Registrant Name	MobileIron, Inc.
Entity Central Index Key	0001470099
Entity Tax Identification Number	26-0866846
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	490 East Middlefield Road
Entity Address, City or Town	Mountain View
Entity Address, State or Province	CA
Entity Address, Postal Zip Code	94043
City Area Code	650
Local Phone Number	919-8100
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock, par value $.0001 per share
Trading Symbol	MOBL
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false